Financial Assets and Financial Liabilities - Summary of Other Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	$ 2,929	$ 2,271
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	249
Equity Instrument [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,929	$ 2,271
Foreign Exchange Forward Contracts [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	$ 249